UNITED STATES
SECUIUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.): 	[X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		The Bank of Kentucky
Address:   	111 Lookout Farm Drive
		Crestview Hills, KY  41017


Form 13F File Number:  28-13962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
 Richard H. Tapke, III
Title:
 Vice President, Trust Investment Officer
Phone:
 859-372-2256

Signature, Place, and Date of Signing:

Richard H. Tapke, III	Crestview Hills, KY	March 27, 2012
     [Signature]	[City, State] 		[Date]
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-_________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  71



Form 13F Information Table Value Total:  196,852
					(thousands)


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      698 8050.000 SH       SOLE                 8050.000
ABBOTT LABS                    COM              002824100     5405 103472.000SH      SOLE               103472.000
AMERICAN EXPRESS CO            COM              025816109     3723 88570.000SH       SOLE                88570.000
AMEX CONSUMER DISCRETIONARY SE COM              81369Y407     4060 121508.000SH      SOLE               121508.000
AMEX CONSUMER STAPLES SELECT S COM              81369Y308      231 8300.000 SH       SOLE                 8300.000
AMEX FINANCIAL SELECT SPDR     COM              81369Y605     1342 93570.000SH       SOLE                93570.000
AMEX TECHNOLOGY SELECT SPDR    COM              81369Y803      347 15062.000SH       SOLE                15062.000
APPLIED MATERIALS INC          COM              038222105     3404 291427.000SH      SOLE               291427.000
AT&T INC                       COM              00206R102     5667 198162.000SH      SOLE               198162.000
AUTOMATIC DATA PROCESSING      COM              053015103     2211 52600.000SH       SOLE                52600.000
BANK OF AMERICA CORP           COM              060505104     3499 267033.000SH      SOLE               267033.000
BP AMOCO PLC                   COM              055622104      729 17702.000SH       SOLE                17702.000
BRISTOL MYERS SQUIBB CO        COM              110122108      885 32629.000SH       SOLE                32629.000
CARNIVAL CORP                  COM              143658300     3781 99005.000SH       SOLE                99005.000
CHEVRON CORP                   COM              166764100     7834 96661.000SH       SOLE                96661.000
CISCO SYSTEMS INC              COM              17275R102     3854 175960.000SH      SOLE               175960.000
CLOROX CO                      COM              189054109     3485 52195.000SH       SOLE                52195.000
CONOCOPHILLIPS                 COM              20825C104      249 4336.000 SH       SOLE                 4336.000
CORNING INC                    COM              219350105     3041 166354.000SH      SOLE               166354.000
CSX CORP                       COM              126408103      624 11275.000SH       SOLE                11275.000
DODGE & COX INTL STOCK FUND    COM              256206103     7281 217080.191SH      SOLE               217080.191
DOW CHEMICAL CO                COM              260543103     4201 153001.000SH      SOLE               153001.000
DUKE ENERGY CORP               COM              26441C105     5389 304315.000SH      SOLE               304315.000
ELECTRONIC ARTS INC            COM              285512109      261 15881.000SH       SOLE                15881.000
EMERSON ELEC CO                COM              291011104     5023 95381.000SH       SOLE                95381.000
EXXON MOBIL CORP               COM              30231G102     8673 140366.000SH      SOLE               140366.000
FIFTH THIRD BANCORP            COM              316773100     2667 221692.000SH      SOLE               221692.000
GENERAL ELECTRIC CO            COM              369604103     4167 256457.000SH      SOLE               256457.000
GENERAL MILLS INC              COM              370334104     2302 63000.000SH       SOLE                63000.000
GLOBAL HEALTH VENTURES INC     COM              37990W103        1 20000.000SH       SOLE                20000.000
GRAINGER W W INC               COM              384802104     3031 25450.000SH       SOLE                25450.000
HARBOR INTERNATIONAL FUND-INST COM              411511306     6214 109667.619SH      SOLE               109667.619
HARBOR INTERNATIONAL FUND-INV  COM              411511645     1167 20834.598SH       SOLE                20834.598
HEINZ H J CO                   COM              423074103     3185 67245.000SH       SOLE                67245.000
HOME DEPOT INC                 COM              437076102     3618 114210.000SH      SOLE               114210.000
HUNTINGTON BANCSHARES INC      COM              446150104      203 35702.000SH       SOLE                35702.000
IBM CORP                       COM              459200101    11788 87879.000SH       SOLE                87879.000
ISHARES DJ SELECT DIVIDEND IND COM              464287168     2664 56868.000SH       SOLE                56868.000
ISHARES MSCI EAFE INDEX FUND   COM              464287465      246 4483.000 SH       SOLE                 4483.000
ISHARES S&P 100 INDEX FUND     COM              464287101      381 7391.000 SH       SOLE                 7391.000
ISHARES S&P 500 GROWTH INDEX F COM              464287309      459 7730.000 SH       SOLE                 7730.000
ISHARES S&P 500 VALUE INDEX FU COM              464287408      452 8333.000 SH       SOLE                 8333.000
ISHARES S&P MIDCAP 400 INDEX F COM              464287507     6469 80782.000SH       SOLE                80782.000
ISHARES S&P SMALLCAP 600       COM              464287804     5362 90738.000SH       SOLE                82588.000       	8150
JOHNSON & JOHNSON              COM              478160104     4821 77803.000SH       SOLE                77803.000
JP MORGAN CHASE & CO           COM              46625H100      697 18325.000SH       SOLE                18325.000
KIMBERLY CLARK CORP            COM              494368103     4608 70842.000SH       SOLE                70842.000
MEDTRONIC INC                  COM              585055106     2167 64534.000SH       SOLE                64534.000
MERCK & CO INC                 COM              58933Y105     3628 98570.000SH       SOLE                98570.000
MICROSOFT CORP                 COM              594918104     4406 179907.000SH      SOLE               179907.000
NIKE INC -CL B                 COM              654106103     3764 46968.000SH       SOLE                46968.000
NORFOLK SOUTHERN CORP          COM              655844108     4249 71405.000SH       SOLE                71405.000
NUCOR CORP                     COM              670346105     2515 65825.000SH       SOLE                65825.000
ORACLE CORP                    COM              68389X105     3590 133715.000SH      SOLE               133715.000
PEPSICO INC                    COM              713448108     4864 73204.000SH       SOLE                73204.000
PFIZER INC                     COM              717081103      588 34252.000SH       SOLE                34252.000
PROCTER & GAMBLE CO            COM              742718109    21152 352717.000SH      SOLE               352717.000
SPDR GOLD TRUST                COM              78463V107      267 2090.000 SH       SOLE                 2090.000
SPDR MORGAN STANLEY TECHNOLOGY COM              78464A102      256 4405.000 SH       SOLE                 4405.000
SPDR S&P 500 ETF TRUST         COM              78462F103      344 3018.000 SH       SOLE                 3018.000
T ROWE PRICE EMERGING MARKETS  COM              77956H864     1592 47334.308SH       SOLE                47334.308
T ROWE PRICE GROUP INC         COM              74144T108     2671 53355.000SH       SOLE                53355.000
TRANSOCEAN LTD                 COM              H8817H100     2686 41776.000SH       SOLE                41776.000
U S BANCORP                    COM              902973304     4522 209136.000SH      SOLE               209136.000
UNION PACIFIC CORP             COM              907818108      433 5290.000 SH       SOLE                 5290.000
UNITED TECHNOLOGIES CORP       COM              913017109     4018 56403.000SH       SOLE                56403.000
VISA INC-CLASS A               COM              92826C839     4192 56450.000SH       SOLE                56450.000
YUM! BRANDS INC                COM              988498101     2633 57167.000SH       SOLE                57167.000
DODGE & COX STOCK FUND                          256219106      337 3464.216 SH       SOLE                 3464.216
FIRST AMERICAN REAL ESTATE SEC                  318530268      655 38621.985SH       SOLE                38621.985
FRANKLIN INCOME FUND-C                          353496805       88 41477.014SH       SOLE                41477.014
JANUS ORION FUND                                471023648     1283 116528.750SH      SOLE               116528.750
LOOMIS SAYLES SMALL CAP VALUE                   543495816      741 32328.587SH       SOLE                32328.587
ROYCE VALUE PLUS FUND-SV                        780905741      726 61902.801SH       SOLE                61902.801
T ROWE PRICE MID CAP VALUE FUN                  77957Y106     1076 49184.876SH       SOLE                49184.876